Consolidated Statement of Changes in Equity - CHF (SFr)		Total	Share capital	Additional paid-in capital	Cumulative losses
Equity at beginning of period at Dec. 31, 2018		SFr 91,704,000	SFr 2,123,000	SFr 179,438,000	SFr (89,857,000)
Net result		(36,288,000)			(36,288,000)
Remeasurement of net pension liabilities	[1]	(4,711,000)			(4,711,000)
Exchange differences on translating foreign operations		(14,000)			(14,000)
Total comprehensive result, attributable to shareholders		(41,013,000)			(41,013,000)
Share-based compensation costs	[1]	2,438,000		2,438,000
Exercise of stock options, net of transaction costs	[2]	1,010,000	37,000	973,000
Equity at end of period at Dec. 31, 2019		54,139,000	2,160,000	182,849,000	(130,870,000)
Net result		(62,764,000)			(62,764,000)
Remeasurement of net pension liabilities	[1]	(1,514,000)			(1,514,000)
Exchange differences on translating foreign operations		(26,000)			(26,000)
Total comprehensive result, attributable to shareholders		(64,304,000)			(64,304,000)
Share-based compensation costs	[1]	2,932,000		2,932,000
Issuance of new shares, net of transaction costs	[3]	113,613,000	727,000	112,886,000
Exercise of stock options, net of transaction costs	[2]	840,000	28,000	812,000
Equity at end of period at Dec. 31, 2020		107,220,000	2,915,000	299,479,000	(195,174,000)
Net result		(63,785,000)			(63,785,000)
Remeasurement of net pension liabilities	[1]	8,012,000			8,012,000
Exchange differences on translating foreign operations		(3,000)			(3,000)
Total comprehensive result, attributable to shareholders		(55,776,000)			(55,776,000)
Share-based compensation costs	[1]	4,085,000		4,085,000
Issuance of new shares, net of transaction costs	[3]	51,493,000	300,000	51,193,000
Exercise of stock options, net of transaction costs	[2]	267,000	14,000	253,000
Equity at end of period at Dec. 31, 2021		SFr 107,289,000	SFr 3,229,265	SFr 355,010,000	SFr (250,950,000)

[1]	See note 18
[2]	See note 12
[3]	See note 1 and note 12